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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Andor Capital Management, L.L.C.
Address:          1 American Lane
                  3rd Floor
                  Greenwich, CT 06831

Form 13F File Number:      028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin E. O'Brien
Title:            General Counsel
Phone:            203-742-7200

Signature, Place, and Date of Signing:

/s/ Kevin E. O'Brien           Greenwich, CT                 August 7, 2008
-------------------------  ------------------------      --------------------
        [Signature]           [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                             0
                                                              ------------------

Form 13F Information Table Entry Total:                                       40
                                                              ------------------

Form 13F Information Table Value Total:                                 $569,466
                                                              ------------------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        --------------------------         ------------------

         None.


                                                   Andor Capital Management LLC
                                                    Form 13F Information Table
                                                    Quarter ended June 30, 2008

                                                                                INVESTMENT DISCRETION            VOTING AUTHORITY
                                           FAIR MARKET  SHARES OR
                           TITLE   CUSIP       VALUE    PRINCIPAL SH/  PUT/         SHARED  SHARED OTHER
ISSUER                   OF CLASS  NUMBER (IN THOUSANDS)  AMOUNT  PRN  CALL   SOLE  DEFINED OTHER  MANAGERS    SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
3Com Corp.                  COM   885535104        $35     16,500 SH          SOLE                             16,500
-----------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd Bermuda       CL A  G1150G111    $15,677    385,000 SH          SOLE                            385,000
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Microdevices
Inc.                        COM   007903107     $1,003    172,000 SH          SOLE                            172,000
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.        COM   025816109     $6,404    170,000 SH          SOLE                            170,000
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Inc.                   COM   00206R102    $34,532  1,025,000 SH          SOLE                          1,025,000
-----------------------------------------------------------------------------------------------------------------------------------
Bucyrus Intl Inc.           COM   118759109    $15,407    211,000 SH          SOLE                            211,000
-----------------------------------------------------------------------------------------------------------------------------------
Cameron Intl Corp.          COM   13342B105    $14,004    253,000 SH          SOLE                            253,000
-----------------------------------------------------------------------------------------------------------------------------------
Expedia Inc.                COM   30212P105     $4,779    260,000 SH          SOLE                            260,000
-----------------------------------------------------------------------------------------------------------------------------------
First Solar Inc.            COM   336433107    $33,557    123,000 SH          SOLE                            123,000
-----------------------------------------------------------------------------------------------------------------------------------
Garmin Ltd                  COM   G37260109    $30,117    703,000 SH          SOLE                            703,000
-----------------------------------------------------------------------------------------------------------------------------------
Google Inc.                 CL A  38259P508    $15,108     28,700 SH          SOLE                             28,700
-----------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd              ADR   45104G104     $4,343    151,000 SH          SOLE                            151,000
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Silicon
Solution                    COM   45812P107       $556    100,000 SH          SOLE                            100,000
-----------------------------------------------------------------------------------------------------------------------------------
Joy Global Inc.             COM   481165108    $13,119    173,000 SH          SOLE                            173,000
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc.       COM   48203R104     $8,761    395,000 SH          SOLE                            395,000
-----------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp.          COM   512807108     $6,073    168,000 SH          SOLE                            168,000
-----------------------------------------------------------------------------------------------------------------------------------
LSI Corporation             COM   502161102       $205     33,319 SH          SOLE                             33,319
-----------------------------------------------------------------------------------------------------------------------------------
Mercadolibre Inc.           COM   58733R102     $7,415    215,000 SH          SOLE                            215,000
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp              COM   594918104    $16,093    585,000 SH          SOLE                            585,000
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co (New)           COM   61166W101    $38,058    301,000 SH          SOLE                            301,000
-----------------------------------------------------------------------------------------------------------------------------------
Mosaic Co                   COM   61945A107    $27,855    192,500 SH          SOLE                            192,500
-----------------------------------------------------------------------------------------------------------------------------------
Motorola Inc.               COM   620076109     $2,202    300,000 SH          SOLE                            300,000
-----------------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco
Inc.                        COM   637071101    $23,333    263,000 SH          SOLE                            263,000
-----------------------------------------------------------------------------------------------------------------------------------
                            CL B
Nii Holdings Inc.           NEW   62913F201    $11,160    235,000 SH          SOLE                            235,000
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                COM   68389X105    $18,043    859,200 SH          SOLE                            859,200
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp         COM   704549104    $15,409    175,000 SH          SOLE                            175,000
-----------------------------------------------------------------------------------------------------------------------------------
Potash Corp Saskatchewan    COM   73755L107    $28,114    123,000 SH          SOLE                            123,000
-----------------------------------------------------------------------------------------------------------------------------------





                                                                                INVESTMENT DISCRETION            VOTING AUTHORITY
                                           FAIR MARKET  SHARES OR
                           TITLE   CUSIP       VALUE    PRINCIPAL SH/  PUT/         SHARED  SHARED OTHER
ISSUER                   OF CLASS  NUMBER (IN THOUSANDS)  AMOUNT  PRN  CALL   SOLE  DEFINED OTHER  MANAGERS    SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
                            COM
Quantum Corp                DSSG  747906204       $243    180,000 SH          SOLE                            180,000
-----------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd      COM   760975102    $46,643    399,000 SH          SOLE                            399,000
-----------------------------------------------------------------------------------------------------------------------------------
Sandisk Corp                COM   80004C101     $5,423    290,000 SH          SOLE                            290,000
-----------------------------------------------------------------------------------------------------------------------------------
                            COM
Sun Microsystems Inc.       NEW   866810203     $1,958    180,000 SH          SOLE                            180,000
-----------------------------------------------------------------------------------------------------------------------------------
Tellabs Inc.                COM   879664100       $465    100,000 SH          SOLE                            100,000
-----------------------------------------------------------------------------------------------------------------------------------
Terra Industries Inc.       COM   880915103    $13,374    271,000 SH          SOLE                            271,000
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc.            COM   887317105     $1,998    135,000 SH          SOLE                            135,000
-----------------------------------------------------------------------------------------------------------------------------------
Trident Microsystems Inc.   COM   895919108     $1,095    300,000 SH          SOLE                            300,000
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications      COM   92343V104    $42,763  1,208,000 SH          SOLE                          1,208,000
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford International
Ltd                         COM   G95089101    $23,853    481,000 SH          SOLE                            481,000
-----------------------------------------------------------------------------------------------------------------------------------
Westell Technologies Inc.   CL A  957541105       $108     80,000 SH          SOLE                             80,000
-----------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp.       COM   958102105    $23,860    691,000 SH          SOLE                            691,000
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc.                  COM   984332106    $16,321    790,000 SH          SOLE                            790,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                       $569,466
(in thousands)
